CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2024 USD ($)
Current Assets:
Cash and cash equivalents	$ 19,926
Investment in marketable securities (Note 6)	41,590
Prepaid and other current assets	2,921
Total Current Assets	64,437
Non-current Assets:
Property and equipment, net (Note 7)	113
Operating lease right of use assets (Note 9)	93
Non-current prepaid expenses and other assets	2,262
Total Non-current Assets	2,468
Total Assets	66,905
Current Liabilities:
Trade payables	2,707
Accrued expenses (Note 8)	9,272
Employee-related obligations	1,428
Operating lease liabilities (Note 9)	99
Other current liabilities	1,313
Total Current Liabilities	14,819
Total Liabilities	14,819
Commitments and Contingencies (Note 11)
Shareholders' Equity:
Preferred stock: $0.0001 par value; 20,000,000 shares authorized at March 31, 2026 and December 31, 2025; no shares issued and outstanding at March 31, 2026 and December 31, 2025
Common stock: $0.0001 par value; 150,000,000 shares authorized at December 31, 2025 and December 31, 2024; 33,323,171 and 14,830,013 shares issued and outstanding at December 31, 2025 and 2024, respectively	1
Additional paid-in capital	783,235
Accumulated other comprehensive income	20
Accumulated deficit	(731,170)
Total Stockholders' Equity	52,086
Total Liabilities and Stockholders' Equity	$ 66,905